[letterhead]

                         Capital Management Associates
                                  Incorporated
                       140 Broadway New York, N.Y. 10005

                                                            tel:  (212) 320 2000
                                                            fax:  (212) 320 2040

Investment Advisors


Dear Fellow Shareholders,

         The year just ended has been the second most interesting in my thirty-year investment career, the other being 1972. Not since the mid 1970s have recent world events been so extraordinary. In no particular order these would include:




1.       Impeachment                    8.       European monetary union
2.       Iraq bombing                   9.       Deflation
3.       Russian crisis                 10.      Record long expansion
4.       Japan crisis                   11.      Record low inflation
5.       Asian crisis                   12.      Record bull market
6.       Weather problems               13.      Internet stocks.
7.       Year 2000


         And, as the results of your fund indicate, the financial markets, particularly small- and mid-cap stocks, have not been immune to the tugs and pulls of these different influences as 1998 unfolded.

         At the end of the third quarter the S&P 500 index had declined -14.3% from its peak, but by equal-weighting this index, which removes the impact of a few very large companies, the average decline was -26.6%. For the broader market of 6,452 stocks, the average decline was far larger at -35%. These are declines which are equivalent to the famed crash of 1987. Then, in early October the Federal Reserve began to lower short-term interest rates, and the stock market exploded. The Dow Jones Industrial Average surged 23% in just thirty-seven days, a feat accomplished just four times in the past thirty years.

         These prior surges were all in financial crisis economic environments similar to the present: weakening global activity, declining corporate profits, Federal Reserve easing, accelerating money growth, and slowing inflation. The years were 1975, 1982, 1986, and 1991, and the stock market continued to move up over the next few months after the initial burst. The point is that economic and market dislocations create opportunities, and today, investors are being presented with record-setting bargains in the mid- and small-cap sectors of the U.S. stock market.

         We at Capital Management Associates think there is sufficient evidence to remain bullish on the future investment potential for mid-cap companies. The recent market recovery, while extraordinary by every measure, only recoups the losses inflicted on the group during the six-month hazing of mid-cap investors leading up to the early October meltdown. For the year dedicated mid-cap stock portfolios still remain under the breakeven waterline. Yet, many mid-cap companies derive their earnings largely from the U.S. and are less exposed to problems overseas than the larger, multinational giants such as Coca-Cola, and despite the strong gains over the past two months, valuations for mid-cap stocks are still close to their historical lows.

         Effectively, the prior period of underperformance reduced valuations to a multi-decade low, and the recent rally, no matter how powerful, cannot easily repair such damage. Simply put, now is not the time to abandon this market segment. Stay the course and think about taking advantage of this opportunity by increasing exposure. We expect 1999 to be a good year for the mid-cap investor.

         Your continued support is appreciated, and we look forward to serving you in the coming investment year.



                                                    C. Lennis Koontz, II, C.F.A.
                                                    President
                                                    December 31, 1998

                        CAPITAL MANAGEMENT MID-CAP FUND
                              INSTITUTIONAL SHARES
                    Performance Update - $250,000 Investment
           For the period from January 27, 1995 to November 30, 1998

                                                                     Lipper
                                                                    Capital
            Institutional S&P 400 MID CAP    Russell 2500      Appreciation
                   Shares           Index           Index             Index

   1/27/95     250,000.00      250,000.00      250,000.00        250,000.00
   2/28/95     260,950.00      262,369.00      262,480.00        258,453.75
   5/31/95     280,704.00      278,878.00      279,504.00        276,617.00
   8/31/95     304,612.25      310,987.00      315,156.00        310,605.75
  11/30/95     307,510.75      323,827.00      324,294.00        324,000.00
   2/29/96     313,390.75      338,624.00      342,173.00        340,828.00
   5/31/96     338,926.00      357,925.00      375,203.00        369,406.75
   8/31/96     332,124.50      347,749.00      356,438.00        348,052.75
  11/30/96     367,685.00      384,443.00      387,294.00        379,306.50
   2/28/97     375,531.00      396,031.00      397,455.00        378,294.00
   5/31/97     414,220.00      423,012.00      419,630.00        395,891.00
   8/31/97     474,283.00      477,328.00      468,817.00        434,883.00
 30-Nov-97     492,411.00      489,952.00      479,159.00        443,105.00
 28-Feb-98     526,789.00      540,574.00      515,674.00        484,314.00
 31-May-98     511,976.00      549,380.00      515,243.00        495,453.00
 31-Aug-98     384,830.00      432,544.00      389,794.00        415,338.00
 30-Nov-98     438,528.00      540,789.00      462,105.00        494,599.00

This graph depicts the performance of the Capital Management Mid-Cap Fund Institutional Shares versus the S&P 400 Midcap Index, the Lipper Capital Appreciation Index, and the Russell 2500 Index. It is important to note that the Capital Management Mid-Cap Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return

-------------------------------------------------------

     One Year         Three Years     Since Inception

-------------------------------------------------------
      (10.94)%           12.56%            15.74%
-------------------------------------------------------

The graph assumes an initial $250,000 investment at January 27, 1995. All dividends and distributions are reinvested.

At November 30, 1998, the value of the Institutional Shares would have grown to $438,528 - total investment return of 74.41% since January 27, 1995.

At November 30, 1998, a similar investment in the S&P 400 Midcap Index would have been worth $540,789 - total investment return of 116.32% since January 27, 1995; a similar investment in the Lipper Capital Appreciation Index would have been worth $494,599 - total investment return of 97.84%; and a similar investment in the Russell 2500 Index would have been worth $462,105 - total investment return of 84.84%.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                        CAPITAL MANAGEMENT MID-CAP FUND
                                INVESTOR SHARES
                    Performance Update - $10,000 Investment
             For the period from April 7, 1995 to November 30, 1998


                                                                       Lipper
                                                                      Capital
           Institutional    S&P 400 MID CAP    Russell 2500      Appreciation
                  Shares              Index           Index             Index


   4/7/95      10,000.00          10,000.00        10,000.00        10,000.00
  5/31/95       9,825.00          10,433.00        10,350.00        10,408.00
  8/31/95      10,619.00          11,635.00        11,671.00        11,687.00
 11/30/95      10,693.00          12,115.00        12,009.00        12,191.00
  2/29/96      10,878.00          12,669.00        12,671.00        12,824.00
  5/31/96      11,750.00          13,391.00        13,894.00        13,899.00
  8/31/96      11,541.00          13,010.00        13,199.00        13,096.00
 11/30/96      12,790.00          14,383.00        14,342.00        14,272.00
  2/28/97      13,063.00          14,816.00        14,718.00        14,234.00
  5/31/97      14,393.00          15,826.00        15,540.00        14,896.00
  8/31/97      16,440.00          17,858.00        17,361.00        16,363.00
 11/30/97      17,025.00          18,330.00        17,744.00        16,672.00
28-Feb-98      18,173.00          20,224.00        19,096.00        18,223.00
31-May-98      17,634.00          20,553.00        19,080.00        18,642.00
31-Aug-98      13,228.00          16,182.00        14,435.00        15,627.00
30-Nov-98      15,038.00          20,232.00        17,112.00        18,610.00

This graph depicts the performance of the Capital Management Mid-Cap Fund Investor Shares versus the S&P 400 Midcap Index, the Lipper Capital Appreciation Index, and the Russell 2500 Index. It is important to note that the Capital Management Mid-Cap Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Return

--------------------------------------------------------------------------------

                               One Year        Three Years     Since Inception

--------------------------------------------------------------------------------

      No Sales Load            (11.67)%           12.04%           12.76%

--------------------------------------------------------------------------------

 Maximum 3.0% Sales Load       (14.32)%           10.91%           11.82%

--------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at April 7, 1995. All dividends and distributions are reinvested.

At November 30, 1998, the value of the Investor Shares would have grown to $15,038 - total investment return of 50.38% since April 7, 1995. Without the deduction of the 3% maximum sales load, the value of the Investor Shares would have grown to $15,503 - total investment return of 55.03% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At November 30, 1998, a similar investment in the S&P 400 Midcap Index would have been worth $20,232 - total investment return of 102.32% since April 7, 1995; a similar investment in the Lipper Capital Appreciation Index would have grown to $18,610 - total investment return of 86.10%; and a similar investment in the Russell 2500 Index would have grown to $17,112 - total investment return of 71.12%.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1998


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 85.81%

       Advertising - 4.42%
       (a)  Outdoor Systems, Inc. ..................................................                  10,950                $295,650
                                                                                                                            --------

       Airlines - 2.73%
            Southwest Airlines Co. .................................................                   8,500                 182,750
                                                                                                                            --------

       Chemicals - 2.69%
            M. A. Hanna Company ....................................................                  12,800                 180,000
                                                                                                                            --------

       Commercial Services - 5.65%
            Deluxe Corporation .....................................................                   5,500                 191,125
            National Data Corporation ..............................................                   5,000                 186,875
                                                                                                                            --------
                                                                                                                             378,000
                                                                                                                            --------
       Computer Software & Services - 11.04%
       (a)  BMC Software, Inc. .....................................................                   2,000                 102,125
       (a)  Comverse Technology, Inc. ..............................................                   3,500                 201,250
       (a)  Legato Systems, Inc. ...................................................                   3,900                 186,469
       (a)  Network Associates, Inc. ...............................................                   2,000                 101,750
       (a)  Peregrine Systems, Inc. ................................................                   4,000                 147,750
                                                                                                                            --------
                                                                                                                             739,344
                                                                                                                            --------
       Diversified Operations - 3.54%
       (a)  Blyth Industries, Inc. .................................................                   7,000                 237,125
                                                                                                                            --------

       Electronics - Semiconductor - 6.75%
       (a)  Applied Materials, Inc. ................................................                   1,500                  58,125
            Helix Technology Corporation ...........................................                  11,000                 134,750
       (a)  KLA-Tencor Corporation .................................................                   2,500                  85,156
       (a)  LSI Logic Corporation ..................................................                   5,000                  77,500
       (a)  Teradyne, Inc. .........................................................                   3,000                  96,188
                                                                                                                            --------
                                                                                                                             451,719
                                                                                                                            --------
       Financial - Banks, Commercial - 0.94%
            Summit Bancorp .........................................................                   1,500                  62,718
                                                                                                                            --------

       Food - Processing - 3.49%
            McCormick & Company, Incorporated ......................................                   7,000                 233,625
                                                                                                                            --------

       Machinery - Construction & Mining - 1.45%
            Case Corporation .......................................................                   4,000                  97,000
                                                                                                                            --------

       Medical - Biotechnology - 3.45%
       (a)  Chiron Corporation .....................................................                  10,200                 230,775
                                                                                                                            --------

                                                                                                                         (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1998


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Medical Supplies - 4.10%
            C. R. Bard, Inc. .......................................................                   6,000               $ 274,875
                                                                                                                           ---------

       Oil & Gas - Equipment & Services - 4.44%
            Apache Corporation .....................................................                   6,900                 158,700
       (a)  Cooper Cameron Corporation .............................................                   5,700                 138,938
                                                                                                                           ---------
                                                                                                                             297,638
                                                                                                                           ---------
       Real Estate Investment Trust - 2.50%
            Crescent Real Estate Equities Company ..................................                   6,700                 167,500
                                                                                                                           ---------

       Retail - Restaurants - 1.25%
       (a)  Brinker International, Inc. ............................................                   3,300                  83,944
                                                                                                                           ---------

       Retail - Specialty Line - 6.16%
       (a)  Borders Group, Inc. ....................................................                   6,000                 145,500
       (a)  Office Depot, Inc. .....................................................                   8,200                 267,012
                                                                                                                           ---------
                                                                                                                             412,512
                                                                                                                           ---------
       Steel - Specialty - 3.11%
            Texas Industries, Inc. .................................................                   7,200                 208,350
                                                                                                                           ---------

       Telecommunications Equipment - 3.30%
       (a)  ADC Telecommunications, Inc. ...........................................                   7,400                 221,075
                                                                                                                           ---------

       Utilities - Electric - 11.14%
            Idacorp Inc. ...........................................................                   7,000                 244,125
            IPALCO Enterprises, Inc. ...............................................                   6,000                 300,750
            Washington Water Power Company .........................................                  11,000                 201,437
                                                                                                                           ---------
                                                                                                                             746,312
                                                                                                                           ---------
       Utilities - Gas - 3.66%
            Sempra Energy ..........................................................                   9,774                 244,961
                                                                                                                           ---------

            Total Common Stocks (Cost $5,247,917) ..................................                                       5,745,873
                                                                                                                           ---------


                                                                                                                         (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                        Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.14%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .....................................              306,161             $306,161
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ...............................              306,161              306,161
                                                                                                                            --------

            Total Investment Companies (Cost $612,322) ...................................                                   612,322
                                                                                                                            --------


Total Value of Investments (Cost $5,860,239 (b))                                                         94.95%        $   6,358,195
Other Assets Less Liabilities                                                                             5.05%              338,223
                                                                                                      ---------         ------------
       Net Assets                                                                                       100.00%        $   6,696,418
                                                                                                      =========         ============


         (a)      Non-income producing investment.

         (b)      Aggregate  cost for  financial  reporting  and federal  income tax purposes is the same.  Unrealized  appreciation
                  (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


                      Unrealized appreciation                                                                            $  731,636
                      Unrealized depreciation                                                                              (233,680)
                                                                                                                        -----------

                            Net unrealized appreciation                                                                  $  497,956
                                                                                                                        ===========




See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 1998



ASSETS
       Investments, at value (cost $5,860,239) ...................................................................      $ 6,358,195
       Cash ......................................................................................................          198,918
       Receivable for investments sold ...........................................................................          153,983
       Income receivable .........................................................................................            5,841
       Due from advisor (note 2) .................................................................................            1,205
       Other assets ..............................................................................................              135
                                                                                                                        -----------

            Total assets .........................................................................................        6,718,277
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ..........................................................................................           21,859
                                                                                                                        -----------

NET ASSETS .......................................................................................................      $ 6,696,418
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital ...........................................................................................      $ 6,287,488
       Accumulated net realized loss on investments ..............................................................          (89,026)
       Net unrealized appreciation on investments ................................................................          497,956
                                                                                                                        -----------
                                                                                                                        $ 6,696,418
                                                                                                                        ===========

INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ($4,929,525 / 346,974 shares outstanding) ........      $     14.21
                                                                                                                        ===========

INVESTOR CLASS
       Net asset value, offering and redemption price per share ($1,766,893 / 126,551 shares outstanding) ........      $     13.96
                                                                                                                        ===========
       Maximum offering price per share (100 / 97% of $13.96) ....................................................      $     14.39
                                                                                                                        ===========






See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 1998



INVESTMENT LOSS

       Income
            Dividends .........................................................................................           $ 124,030
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .................................................................              74,249
            Fund administration fees (note 2) .................................................................              14,440
            Distribution and service fees - Investor Class (note 3) ...........................................              16,078
            Audit fees ........................................................................................               8,150
            Legal fees ........................................................................................              17,235
            Fund accounting fees (note 2) .....................................................................              33,250
            Custody fees ......................................................................................               2,548
            Securities pricing fees ...........................................................................               2,645
            Shareholder recordkeeping fees ....................................................................               1,796
            Registration and filing administration fees .......................................................               3,404
            Other fees ........................................................................................                 182
            Shareholder servicing expenses ....................................................................               4,888
            Registration and filing expenses ..................................................................              13,329
            Trustee fees and meeting expenses .................................................................               6,810
            Printing expenses .................................................................................               7,264
            Other operating expenses ..........................................................................               2,663
                                                                                                                          ---------

                  Total expenses ..............................................................................             208,931
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) ........................................................             (14,704)
                       Investment advisory fees waived (note 2) ...............................................             (66,709)
                       Distribution and service fees waived - Investor Class (note 3) .........................                 (72)
                                                                                                                          ---------

                  Net expenses ................................................................................             127,446
                                                                                                                          ---------

                       Net investment loss ....................................................................              (3,416)
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investment transactions .........................................................             (70,827)
       Decrease in unrealized appreciation on investments .....................................................            (795,106)
                                                                                                                          ---------

            Net realized and unrealized loss on investments ...................................................            (865,933)
                                                                                                                          ---------

                  Net decrease in net assets resulting from operations ........................................           $(869,349)
                                                                                                                          =========





See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Year ended      Year ended
                                                                                                        November 30,    November 30,
                                                                                                               1998            1997
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment loss ....................................................................      $   (3,416)      $   (3,104)
          Net realized (loss) gain from investment transactions ..................................         (70,827)         906,998
          (Decrease) increase in unrealized appreciation on investments ..........................        (795,106)         616,365
                                                                                                        ----------       ----------

              Net (decrease) increase in net assets resulting from operations ....................        (869,349)       1,520,259
                                                                                                        ----------       ----------

     Distributions to shareholders from
          Net investment income - Institutional Class ............................................               0           (9,510)
          Net investment income - Investor Class .................................................               0           (2,150)
          Distributions in excess of net investment income - Institutional Class .................               0           (5,509)
          Distributions in excess of net investment income - Investor Class ......................               0           (1,032)
          Net realized gain from investment transactions - Institutional Class....................        (678,656)         (86,210)
          Net realized gain from investment transactions - Investor Class ........................        (244,032)         (18,266)
                                                                                                        ----------       ----------

              Decrease in net assets resulting from distributions ................................        (922,688)        (122,677)
                                                                                                        ----------       ----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a)                           1,303,097        1,539,425
                                                                                                        ----------       ----------

                   Total (decrease) increase in net assets .......................................        (488,940)       2,937,007

NET ASSETS

     Beginning of period .........................................................................       7,185,358        4,248,351
                                                                                                        ----------       ----------

     End of period ...............................................................................      $6,696,418       $7,185,358
                                                                                                        ==========       ==========

(a) A summary of capital share activity follows:

                                                                           Year ended                           Year ended
                                                                        November 30, 1998                    November 30, 1997
                                                                   Shares               Value            Shares               Value
                                                               -----------        -----------        -----------        -----------

          INSTITUTIONAL CLASS

Shares sold ............................................            18,735        $   299,573             34,955        $   557,429
Shares issued for reinvestment of distributions ........            41,056            678,656              7,367            101,229
                                                               -----------        -----------        -----------        -----------
                                                                    59,791            978,229             42,322            658,658
Shares redeemed ........................................            (4,650)           (73,195)              (757)           (13,561)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            55,141        $   905,034             41,565        $   645,097
                                                               ===========        ===========        ===========        ===========


          INVESTOR CLASS

Shares sold ............................................            57,629        $   941,702             53,642        $   941,945
Shares issued for reinvestment of distributions ........            14,339            234,590              1,566             21,448
                                                               -----------        -----------        -----------        -----------
                                                                    71,968          1,176,292             55,208            963,393
Shares redeemed ........................................           (49,270)          (778,229)            (4,818)           (69,065)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            22,698        $   398,063             50,390        $   894,328
                                                               ===========        ===========        ===========        ===========


See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                      --------------------------------------------------------------
                                                                                             INSTITUTIONAL CLASS
                                                                      --------------------------------------------------------------
                                                                                                                         For the
                                                                                                                      period from
                                                                                                                 January 27, 1995
                                                                                                                    (commencement
                                                                     Year ended      Year ended     Year ended  of operations) to
                                                                    November 30,    November 30,   November 30,       November 30,
                                                                           1998            1997           1996               1995
                                                                    ------------   ------------   ------------       -----------
Net asset value, beginning of period                                     $18.20          $13.99         $12.16            $10.00
     Income from investment operations
       Net investment income (loss)                                        0.03            0.01           0.23              0.20
       Net realized and unrealized gain on investments                    (1.70)           4.60           2.08              2.10
                                                                    ------------    ------------   ------------       -----------
           Total from investment operations                               (1.67)           4.61           2.31              2.30
                                                                    ------------    ------------   ------------       -----------
     Distributions to shareholders from
       Net investment income                                               0.00           (0.04)         (0.26)            (0.14)
       Distributions in excess of net investment income                   (0.00)          (0.02)          0.00              0.00
       Net realized gain from investment transactions                     (2.32)          (0.34)         (0.22)             0.00
                                                                    ------------    ------------   ------------       -----------
           Total distributions                                            (2.32)          (0.40)         (0.48)            (0.14)
                                                                    ------------    ------------   ------------       -----------

Net asset value, end of period                                           $14.21          $18.20         $13.99            $12.16
                                                                    ============    ============   ============       ===========

Total return (a)                                                         (10.94)%        33.92%         19.57%            23.00%
                                                                    ============    ============   ============       ===========

Ratios/supplemental data
     Net assets, end of period                                       $4,929,525      $5,311,416     $3,502,215        $1,832,507
                                                                    ============    ============   ============       ===========

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees                       2.60 %          2.92 %         3.70 %           7.20 %(b)
       After expense reimbursements and waived fees                        1.50 %          1.50 %         0.00 %           0.31 %(b)
     Ratio of net investment income (loss) to average net assets
       Before expense reimbursements and waived fees                      (0.93)%         (1.34)%        (1.77)%          (4.45)%(b)
       After expense reimbursements and waived fees                        0.17 %          0.08 %         1.94 %           2.44 %(b)

     Portfolio turnover rate                                              89.04 %         66.30 %        82.30 %          47.74 %
     Average brokerage commission per share (c)                         $0.0626         $0.0607        $0.0598               -


(a)      Total return does not reflect payment of a sales charge.

(b)      Annualized.

(c)      Represents  total  commissions  paid on portfolio  securities  divided by total portfolio shares purchased or sold on which commissions were charged.


See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)




                                                                 -------------------------------------------------------------------
                                                                                             INVESTOR CLASS
                                                                 -------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                     period from
                                                                                                                   April 7, 1995
                                                                                                                (commencement of
                                                                     Year ended      Year ended      Year ended   operations) to
                                                                    November 30,    November 30,    November 30,     November 30,
                                                                           1998            1997            1996             1995
                                                                 ---------------  --------------  --------------  --------------
Net asset value, beginning of period                                     $18.04          $13.96          $12.09          $11.07
     Income from investment operations
       Net investment income (loss)                                       (0.09)          (0.05)           0.24            0.11
       Net realized and unrealized gain on investments                    (1.67)           4.53            2.06            1.02
                                                                 ---------------  --------------  --------------  --------------
           Total from investment operations                               (1.76)           4.48            2.30            1.13
                                                                 ---------------  --------------  --------------  --------------
     Distributions to shareholders from
       Net investment income                                               0.00           (0.03)          (0.21)          (0.11)
       Distributions in excess of net investment income                    0.00           (0.03)           0.00            0.00
       Net realized gain from investment transactions                     (2.32)          (0.34)          (0.22)           0.00
                                                                 ---------------  --------------  --------------  --------------
           Total distributions                                            (2.32)          (0.40)          (0.43)          (0.11)
                                                                 ---------------  --------------  --------------  --------------

Net asset value, end of period                                           $13.96          $18.04          $13.96          $12.09
                                                                 ===============  ==============  ==============  ==============

Total return (a)                                                         (11.67)%        33.11%          19.61%          10.24%
                                                                 ===============  ==============  ==============  ==============

Ratios/supplemental data
     Net assets, end of period                                       $1,766,893      $1,873,942        $746,136        $550,814
                                                                 ===============  ==============  ==============  ==============

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees                       3.35 %          3.71 %          4.45 %          7.18% (b)
       After expense reimbursements and waived fees                        2.25 %          2.25 %          0.00 %          1.06% (b)
     Ratio of net investment income (loss) to average net assets
       Before expense reimbursements and waived fees                      (1.67)%         (2.10)%         (2.50)%         (4.23)%(b)
       After expense reimbursements and waived fees                       (0.57)%         (0.63)%          1.95 %          1.89% (b)

     Portfolio turnover rate                                              89.04 %         66.30 %         82.30 %         47.74%
     Average brokerage commission per share (c)                         $0.0626         $0.0607         $0.0598            -



(a)      Total return does not reflect payment of a sales charge.

(b)      Annualized.

(c)      Represents  total  commissions  paid on portfolio  securities  divided by total portfolio shares purchased or sold on which commissions were charged.


See accompanying notes to financial statements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1998


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), formerly known as The Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1998


D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $66,709 ($0.14 per share) and reimbursed $14,704 of the operating expenses incurred by the Fund for the year ended November 30, 1998.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. For the period from December 1, 1997 through October 31, 1998 the Administrator received a fee at the annual rate of 0.20% of the Fund's first $50 million of average daily net assets, 0.175% of the next $50 million, and 0.15% of average daily net assets over $100 million as compensation for its services. The Administrator also received a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. Effective November 1, 1998, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $3,000 per month for the period from December 1, 1997 through October 31, 1998 and $4,000 per month beginning November 1, 1998. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1998


         Shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 1998, the Distributor retained sales charges in the amount of $1,951.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.


         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $16,078 of such expenses under the Plan for the year ended November 30, 1998. The Distributor has waived a portion of its fee amounting to $72.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $5,970,242 and $6,115,790, respectively, for the year ended November 30, 1998.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. Of the total $2.32 per share distributions for the year ended November 30, 1998, $1.04 per share represents long-term capital gain and $1.28 per share represents short-term capital gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS REPORT


To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (a portfolio of Capital Management Investment Trust), including the schedule of investments, as of November 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the two years ended November 30, 1996 were audited by other auditors, whose reports thereon dated December 13, 1996, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund as of November 30, 1998, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years then ended, in conformity with generally accepted accounting principles.


/S/ Deloitte & Touche LLP
Deloitte & Touche LLP

Pittsburgh, Pennsylvania
December  18, 1998